Note 11 - Equity Method Investment (Details) (USD $)	1 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investment, Ownership Percentage	49.00%
Business Combination, Consideration Transferred	$ 21,525,608
Equity Method Investment Ownership Transferred Percentage		49.00%
Income (Loss) from Equity Method Investments		$ 2,773,839